INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as at June 30, 2021 and December 31, 2020:

(in thousands of $)	June 30, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	209,368	72,144	281,512
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(37,440)	—	(37,440)
Net minimum lease payments receivable	171,928	72,144	244,072
Estimated residual values of leased property (unguaranteed)	79,621	31,500	111,121
Less: unearned income	(31,320)	(22,590)	(53,910)
Total investment in sales-type lease, direct financing lease and leaseback assets	220,229	81,054	301,283
Allowance for expected credit losses*	(810)	(182)	(992)
Total investment in sales-type lease, direct financing lease and leaseback assets	219,419	80,872	300,291
Current portion	31,619	9,889	41,508
Long-term portion	187,800	70,983	258,783

(in thousands of $)	December 31, 2020
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	705,196	79,786	784,982
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(40,698)	—	(40,698)
Net minimum lease payments receivable	664,498	79,786	744,284
Estimated residual values of leased property (unguaranteed)	79,621	31,500	111,121
Less: unearned income	(147,876)	(25,596)	(173,472)
Total investment in sales-type lease, direct financing lease and leaseback assets	596,243	85,690	681,933
Allowance for expected credit losses*	(4,141)	(249)	(4,390)
Total investment in sales-type lease, direct financing lease and leaseback assets	592,102	85,441	677,543
Current portion	45,888	9,532	55,420
Long-term portion	546,214	75,909	622,123

*See Note 1: Interim financial data and Note 18: Allowance for expected credit losses.